PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

Property and equipment, net, consisted of the following (in thousands):

		December 31,
	Estimated Useful Life	2021	2020
Property and equipment:
Leasehold improvements	Lesser of useful life or life of lease	$1,492	$1,479
Furniture and fixtures	5 years	1,215	893
Capitalized website development	1-3 years	577	548
Computer equipment	3 years	222	138
Work-in-progress	n.a.	—	—
		3,506	3,058
Less: Accumulated depreciation		(1,521)	(338)
Property and equipment, net:		$1,985	$2,720